Financial instruments - Fair values and risk management - Interest rate risk (Details) - Interest rate risk - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
FIXED RATE INSTRUMENTS
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 309,900	$ 358,412
VARIABLE RATE INSTRUMENTS
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	5,262,449	2,281,212
Financial liabilities | FIXED RATE INSTRUMENTS
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	291,746	344,731
Financial liabilities | VARIABLE RATE INSTRUMENTS
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	5,258,043	2,277,524
Financial assets | FIXED RATE INSTRUMENTS
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	18,154	13,681
Financial assets | VARIABLE RATE INSTRUMENTS
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 4,406	$ 3,688